Statements Of Changes In Equity - USD ($) $ in Thousands		Total	Share capital	Additional paid–in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non– controlling interest
Beginning balance, shares at Dec. 31, 2022			44,344,206
Beginning balance, value at Dec. 31, 2022		$ 2,757,675	$ 12,786	$ 431,429	$ (71,558)	$ 2,382,564	$ 2,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options		30	$ 30
Stock based compensation		12,141		12,141
Dividends paid and declared		(89,303)				(88,781)	(522)
Other comprehensive income, net of tax	[1]	53,892			53,761		131
Net income attributable to non-controlling interests		725					725
Net income attributable to Elbit Systems Ltd.'s shareholders		215,131				215,131
Ending balance, shares at Dec. 31, 2023			44,453,850
Ending balance, value at Dec. 31, 2023		2,950,291	$ 12,816	443,570	(17,797)	2,508,914	2,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			109,644
Exercise of options		26	$ 26
Stock based compensation		15,760		15,760
Dividends paid and declared		(88,982)				(88,982)
Other comprehensive income, net of tax	[1]	82,021			82,095		(74)
Net income attributable to non-controlling interests		726					726
Net income attributable to Elbit Systems Ltd.'s shareholders		$ 321,138				321,138
Ending balance, shares at Dec. 31, 2024		44,547,673	44,547,673
Ending balance, value at Dec. 31, 2024		$ 3,280,980	$ 12,842	459,330	64,298	2,741,070	3,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			93,823
Exercise of options		$ 128	$ 128
Issuance of shares (in shares)		1,570,267
Stock Issued During Period, Value, New Issues		$ 572,936	$ 466	572,470
Stock based compensation		26,391		26,391
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		(4,592)					(4,592)
Dividends paid and declared		(124,252)				(124,237)	(15)
Other comprehensive income, net of tax	[1]	(157,237)			(157,499)		262
Net income attributable to non-controlling interests		1,280					1,280
Net income attributable to Elbit Systems Ltd.'s shareholders		$ 534,339				534,339
Ending balance, shares at Dec. 31, 2025		46,442,352	46,442,352
Ending balance, value at Dec. 31, 2025		$ 4,129,973	$ 13,436	$ 1,058,191	$ (93,201)	$ 3,151,172	$ 375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			324,412

[1]	Other comprehensive income, net of tax expenses in the amounts of $3,414, $3,541 and $132 for the years 2025, 2024 and 2023, respectively.